UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	  San Francisco, CA 94108

Form 13F File Number:  28-05083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Wozniak
Title:	Managing Director
Phone:  (415) 772-8364

Signature, Place, and Date of Signing:

Paul Wozniak      San Francisco, CA     September 30, 2011

State Street Corporation has been removed from the List of Other Included Managers as Shott Capital Management LLC is deemed not to share investment discretion with State Street Corporation for the purposes of Form 13F reporting.


Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0



Form 13F Information Table Entry Total:   68
Form 13F Information Table Value Total (Thousands):   $98,666

List of Other Included Managers:  0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A123 Systems, Inc.             COM              03739T108      141    40881 SH       SOLE                    15530             25351
Adeona Pharmaceuticals 	       COM              00685T108       14    23855 SH       SOLE                                      23855
Aeolus Pharmaceuticals, Inc.   COM              00765G109        9    22521 SH       SOLE                                      22521
Alimera Sciences, Inc.         COM              016259103      216    27059 SH       SOLE                    19984              7075
Alliance Data Systems Corporat COM              018581108     1414    15254 SH       SOLE                     4171             11083
Amazon.com, Inc.               COM              023135106     6885    31843 SH       SOLE                    31843
Approach Resources Inc.        COM              03834A103     1277    75170 SH       SOLE                    75170
Arch Capital Group Ltd.        COM              G0450A105     1706    52199 SH       SOLE                    22199             30000
Aruba Networks Inc.            COM              043176106     4288   205088 SH       SOLE                   156212             48876
Autodesk, Inc.                 COM              052769106     1070    38517 SH       SOLE                    38517
Bill Barrett Corporation       COM              06846N104     2092    57740 SH       SOLE                     5480             52260
Buckeye Partners, L.P.         COM              118230101     8666   138630 SH       SOLE                    33297            105333
Calix, Inc.                    COM              13100M509      219    28099 SH       SOLE                     6016             22083
CapitalSource, Inc.            COM              14055X102      595    96880 SH       SOLE                    73629             23251
Cavium Networks, Inc.          COM              14965A101     2141    79284 SH       SOLE                                      79284
Celldex Therapuetics, Inc.     COM              15117B103      186    81512 SH       SOLE                                      81512
Celsion Corporation            COM              15117N305      100    39811 SH       SOLE                                      39811
CenturyLink, Inc.              COM              156700106     1353    40842 SH       SOLE                    14209             26633
Cinemark Holdings, Inc.        COM              17243V102      298    15758 SH       SOLE                    13513              2245
Cisco Systems                  COM              17275R102      745    48085 SH       SOLE                    44748              3337
Concho Resources Inc.          COM              20605P101     3892    54707 SH       SOLE                    53412              1295
Cordex Pharma, Inc.            COM              218551010        4    87500 SH       SOLE                                      87500
Domino's Pizza, Inc.           COM              25754A201     3076   112889 SH       SOLE                   112889
Dynavax Technologies, Inc.     COM              268158102       19    10181 SH       SOLE                     9341               840
E-Commerce China Dangdang, Inc COM              26833A105      617   124845 SH       SOLE                    50947             73898
EBay, Inc.                     COM              278642103      613    20800 SH       SOLE                    20800
Ecotality, Inc.                COM              27922Y202       37    20078 SH       SOLE                    20078
Envestnet, Inc.                COM              29404K106      110    11005 SH       SOLE                    11005
Financial Engines, Inc.        COM              317485100     5345   295133 SH       SOLE                   242764             52369
Fluidigm Corporation           COM              34385P108      650    46686 SH       SOLE                    46686
Gevo, Inc.                     COM              374396109      816   146436 SH       SOLE                   146436
Global Cash Access Holdings, I COM              378967103      236    92134 SH       SOLE                    13706             78428
Google, Inc. - Cl A            COM              38259P508    12490    24250 SH       SOLE                    19498              4752
Green Dot Corp. - Class A      COM              39304D102     3879   123840 SH       SOLE                   103661             20179
Hallador Energy Company        COM              40609P105      187    21900 SH       SOLE                    21074               826
Image Metrics, Inc.            COM              45248W106       48    96957 SH       SOLE                                      96957
Immtech Pharmaceuticals, Inc.  COM              452519101        0    13750 SH       SOLE                                      13750
Intermune, Inc.                COM              45884X103     1380    68325 SH       SOLE                                      68325
Ironwood Pharmaceuticals, Inc. COM              46333X108      463    42857 SH       SOLE                    34286              8571
Linear Technology Corp.        COM              535678106      431    15600 SH       SOLE                    15600
LogMeIn, Inc.                  COM              54142L109      440    13253 SH       SOLE                     9806              3447
MSCI, Inc.                     COM              55354G100     1227    40440 SH       SOLE                    39941               499
Magellan Midstream Partners    COM              559080106      590     9775 SH       SOLE                     8359              1416
MedAssets Inc.                 COM              584045108      454    47204 SH       SOLE                    12630             34574
Medidata Solutions, Inc.       COM              58471A105      437    26587 SH       SOLE                    26587
MetroPCS Communications        COM              591708102     1890   217172 SH       SOLE                    46881            170291
Netflix, Inc.                  COM              64110L106      668     5896 SH       SOLE                                       5896
NxStage Medical, Inc.          COM              67072V103      551    26436 SH       SOLE                    15241             11195
OpenTable, Inc.                COM              68372A104      539    11704 SH       SOLE                    11704
PLX Technology, Inc.           COM              693417107      198    65647 SH       SOLE                                      65647
Polypore International, Inc.   COM              73179V103      851    15050 SH       SOLE                                      15050
QuinStreet, Inc.               COM              74874Q100      743    71809 SH       SOLE                    71809
Rackspace Hosting, Inc.        COM              750086100     3612   105791 SH       SOLE                   105791
Republic Services, Inc.        COM              760759100     2528    90083 SH       SOLE                    71985             18098
Salesforce.com, Inc.           COM              79466L302     1229    10751 SH       SOLE                    10400               351
ShorTel, Inc.                  COM              825211105      251    50393 SH       SOLE                    50393
Solarwinds, Inc.               COM              83416B109      811    36813 SH       SOLE                    29028              7785
St. Jude Medical, Inc.         COM              790849103     1729    47785 SH       SOLE                    14276             33509
Tesla Motors, Inc.             COM              88160R101     4520   185303 SH       SOLE                    61144            124159
TransDigm Group Inc.           COM              893641100      907    11100 SH       SOLE                                      11100
VanceInfo Technologies, Inc.   COM              921564100      302    44944 SH       SOLE                    36207              8737
Vanda Pharmaceuticals, Inc.    COM              921659108      134    27150 SH       SOLE                    27150
VeriFone Systems, Inc.         COM              92342Y109     3343    95465 SH       SOLE                    16524             78941
Virtusa Corporation            COM              92827P102      993    75198 SH       SOLE                    69834              5364
Vonage Holdings Corporation    COM              92886T201      198    75994 SH       SOLE                    49459             26535
World Westling Entertainment,  COM              98156Q108      395    44285 SH       SOLE                                      44285
YaHoo!, Inc.                   COM              984332106      939    71320 SH       SOLE                    71320
Youku.com, Inc. - Spon ADR     COM              98742U100      479    29280 SH       SOLE                    29280